Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Statements [Line Items]
Disclosure of information about key management personnel [Table Text Block]
	Year ended December 31,
	2022	2021
	$	$
Salaries and benefits	1,942	2,943
Share-based compensation	1,343	2,413
Total compensation	3,285	5,356